Unsecured Debt and Lines of Credit	12 Months Ended
Dec. 31, 2011
Unsecured Debt and Lines of Credit [Abstract]
Unsecured Debt Lines of Credit
(8) Unsecured Debt and Lines of Credit

The Company has two lines of credit aggregating $440.0 million as of December 31, 2011.  The Company has a $425.0 million unsecured line of credit with an accordion option to $500.0 million.  As of December 31, 2011 there was a $150.0 million balance on this unsecured line.  The underlying interest rate on the $425.0 million line is based on a tiered rate structure tied to Fitch and S&P ratings on the credit facility and the rate was LIBOR plus 1.25% as of December 31, 2011.  This facility matures in December 2014 with two one-year extensions, exercisable by the Company.  During the first quarter of 2011, the Company entered into a new working capital unsecured line of credit agreement for $15.0 million.  As of December 31, 2011 there was no balance outstanding on this unsecured line.  The underlying interest rate on the $15.0 million line is based on a tiered rate structure tied to Fitch and S&P ratings on the credit facility of LIBOR plus 1.25%.  This facility matured in January 2012.  During January 2012, the Company renegotiated the terms of the line of credit increasing the borrowing limit to $25.0 million and extended the term of the loan to January 2014, with a one year extension option.

The Company had a $250.0 million credit facility from Freddie Mac, which was secured by eleven apartment communities.  The Company elected to terminate the line of credit in the fourth quarter 2011 and expensed the related unamortized deferred finance charges totaling $0.6 million as loss on early retirement of debt.

During the 2011, the Company issued $265 million of unsecured bonds through private placements at an average interest rate of 4.5%, $150.0 million in the first quarter at 4.36% due in 2016, $40.0 million in the second quarter at 4.5% due in 2017, and $75.0 million, also in the second quarter, at 4.92% due in 2019.

During the fourth quarter of 2011, the Company closed a five year, $200 million unsecured term loan.  The term loan has a variable interest rate of LIBOR plus 1.4%.  In conjunction with this transaction the Company has entered into interest rate swap contracts for a term of five years with a total notional amount of $150 million that effectively convert the borrowing rate on $150 million of the $200 million term loan to a fixed rate of 2.66%.

The Company's unsecured line of credit and unsecured debt agreements contain debt covenants related to limitations on indebtedness and liabilities and maintenance of minimum levels of consolidated earnings before depreciation, interest and amortization.  The Company was in compliance with the debt covenants as of December 31, 2011 and 2010.